Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Schedule Of Variables And Assumptions Fo Liablity Awards

	2012	2011

Current price (i)	11.96	20.53
Weighted-average base value of
outstanding units (ii)	6.22	5.82
Expected volatility (iii)	37.3%	38.0%
Dividend yield	2.0%	1.2%
Risk-free interest rate	0.4%	0.8%
Expected term	last vesting date	last vesting date

(i) Equal to the quoted market price per share at the end of the year.
(ii) As adjusted as a result of the stock split discussed in Note 22.
(iii) Based on implied volatility of the Company's class A shares.

Schedule Of Employee Compensation CADS Activity

		Weighted-	Weighted-
		average base	average fair
	Units	value	value
Outstanding at December 31, 2009	2,375,958	5.39
Granted	1,368,018	5.88
Exercised (i)	(27,214)	4.27
Forfeited	(182,348)	6.29
Outstanding at December 31, 2010	3,534,414	5.54	10.94
Exercised (ii)	(525,017)	5.19
Forfeited	(85,815)	5.02
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (iii)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercisable at December 31, 2012	900,608	6.53	5.52

Data in the table above was adjusted as a result of the stock split discussed in Note 22.

(i) The total amount paid for these exercises was $97. (ii) The total amount paid for these exercises was $9,841.

(iii) The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintains a current payable of $907 related to these exercises that is disclosed within "accrued payroll and other liabilities" in the Company's balance sheet.

Schedule Of Vested And Nonvested Unit Acitvity

	Vested (i)	Non-vested (ii)	Total

Number of units outstanding (iii)	900,608	1,228,613	2,129,221
Weighted-average fair market	5.52	5.99	5.79
value per unit
Total fair value of the plan	4,973	7,356	12,329
Weighted-average accumulated	100.00	80.62	88.44
percentage of service
Accrued liability (iv)	4,973	5,931	10,904
Compensation expense not yet
recognized (v)	-	1,425	1,425

(i) Related to exercisable awards.

(ii) Related to awards that will vest between fiscal years 2013 and 2015.

(iii) As adjusted as a result of the stock split discussed in Note 22.

(iv) The total accrued liability of $10,904 related to outstanding units is disclosed within "Accrued payroll and other liabilities" in the Company's balance sheet as follows: $7,936 as a current liability and $2,968 as a non-current liability.

(v) Expected to be recognized in a weighted-average period of 2 years.